Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Treasury stock as a percentage of capital	1.23%	1.33%
Fixed-interest
Financial instrument risk
Financial liabilities	€ (5,696,851)	€ (5,835,492)
Variable-interest
Financial instrument risk
Financial liabilities	€ (3,956,154)	€ (3,705,088)
Percentage of outstanding debt	41.00%	39.00%
Interest rate risk
Financial instrument risk
Financial liabilities	€ (9,653,005)	€ (9,540,580)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%
Increase in interest expense if rate had been higher	€ 34,114	€ 34,688
Interest rate risk | Fixed-interest
Financial instrument risk
Percentage of outstanding debt	59.00%	61.00%